ACQUISITION	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
ACQUISITION	ACQUISITION
Acquisition of American Equity Investment Life Holdings Company
On May 2, 2024, the Company, through its subsidiary American National, completed the acquisition of AEL, an Iowa corporation, by acquiring all of AEL’s issued and outstanding common stock not already owned for a total consideration of approximately $4.0 billion comprised of $2.5 billion in cash and $1.1 billion of stock consideration in the form of class A limited voting shares of Brookfield Asset Management Ltd. (“BAM Shares”). The remaining consideration primarily relates to the previously held equity interest in AEL prior to the acquisition as well as the effective settlement of previously held reinsurance agreement between AEL and NER SPC.
Accounting for the acquisition of AEL is not finalized, and there remains some measurement uncertainty on the acquisition valuation, which is pending completion of a comprehensive evaluation of the net assets acquired within the next twelve months, including but not limited to identifiable intangible assets, deferred income tax assets, and policyholders’ account balances. The financial statements as of June 30, 2024 reflect management’s current best estimate of the purchase price allocation. Final valuation of the assets acquired and liabilities assumed and the completion of the purchase price allocation will occur by the second quarter of 2025. As a result, the excess of the purchase price over the fair value of net assets acquired, representing goodwill of $630 million as of June 30, 2024 may be adjusted in future periods. Goodwill recognized is not deductible for income tax purposes.
Subsequent to the acquisition, on May 7, 2024, American National completed a downstream merger with AEL and changed its name to American National Group Inc. (“ANGI”) and reincorporated as a Delaware corporation.
The acquired business operations of AEL, which are now part of ANGI, contributed revenues of $564 million and a net loss of $15 million to the Company for the period from May 2, 2024 to June 30, 2024. Had the acquisition occurred on January 1, 2023, the consolidated unaudited pro forma revenue and net profit would be (i) $3.1 billion and $610 million, respectively, for the three months ended June 30, 2024; (ii) $7.0 billion and $1.8 billion, respectively, for the six months ended June 30, 2024; (iii) $2.7 billion and $401 million, respectively, for the three months ended June 30, 2023; and (iv) $4.5 billion and $349 million, respectively, for the six months ended June 30, 2023. The pro forma amounts have been calculated using the subsidiary’s results and adjusting them for the revised depreciation and amortization that would have been charged assuming the fair value adjustments to investments, property and equipment and intangible assets had applied from January 1, 2023, together with the consequential tax effects.
The following summarizes the consideration transferred, fair value of assets acquired and liabilities assumed as of the acquisition date:

US$ MILLIONS
Fair value of consideration transferred:
Cash	$2,525
BAM Shares transferred by the Company	1,111
Fair value of the Company’s pre-existing reinsurance agreement effectively settled	(541)
Fair value of the Company’s pre-existing interest in AEL	897
Total	$3,992
Assets acquired:
Investments	$42,960
Cash and cash equivalents	13,367
Accrued investment income	414
Value of business acquired	9,276
Reinsurance recoverables and deposit assets	6,851
Property and equipment	42
Intangible assets	1,580
Other assets	668
Total assets acquired	75,158
Liabilities assumed:
Future policy benefits	310
Policyholders’ account balances	61,473
Market risk benefits	2,978
Notes payable	768
Subsidiary borrowings	84
Funds withheld for reinsurance liabilities	3,371
Other liabilities	2,099
Total liabilities assumed	71,083
Less: Non-controlling interest	713
Net assets acquired	3,362
Goodwill	$630
The Company identified that a reinsurance agreement between NER SPC and AEL constituted a preexisting relationship in accordance with ASC 805 that would need to be effectively settled as part of the acquisition. The Company recognized an effective settlement loss of $48 million, which is included in “Investment related gains (losses)” in the statements of operations. Concurrently, the Company derecognized NER SPC’s accumulated other comprehensive loss pertaining to market risk benefits, recognizing an additional loss of $66 million in “Investment related gains (losses)” in the statements of operations.
The gain on disposal as a result of remeasuring to fair value the pre-existing equity interest in AEL immediately prior to the business combination was approximately $4 million, recognized in “Investment related gains (losses)” in the statements of operations.
Acquisition-related costs of $127 million incurred were recorded as “Operating expenses” in the statements of operations.
Acquisition of Argo Group International Holdings, Inc.
On November 16, 2023, the Company acquired Argo Group International Holdings, Ltd. On November 30, 2023, Argo Group International Holdings, Ltd. was re-domiciled to a U.S. corporation and changed its name to Argo Group International Holdings, Inc. (“Argo”). Argo is an underwriter of specialty insurance products in the property and casualty market. Upon closing of the acquisition, the Company acquired 100% of all Argo’s issued and outstanding shares in exchange for $30 per share in an all-cash transaction for $1.1 billion. The Company acquired all assets and assumed all liabilities of Argo as of the closing date, and consolidates the business for financial statement purposes.
Accounting for the acquisition of Argo is not finalized, and there remains some measurement uncertainty on the acquisition valuation, which is pending completion of a comprehensive evaluation of the net assets acquired within the next twelve months, including but not limited to identifiable intangible assets, fixed assets, deferred income tax assets and liabilities for unpaid claims and claim adjustment expenses. The financial statements as of June 30, 2024 reflect management’s current best estimate of the purchase price allocation. Final valuation of the assets acquired and liabilities assumed and the completion of the purchase price allocation will occur by the fourth quarter of 2024.
The initial acquisition accounting resulted in a bargain purchase gain, which represents the excess of the fair value of net assets acquired over the purchase price. As of June 30, 2024, due to the aforementioned twelve-month measurement period, the Company deferred the recognition of such gain by recognizing a provisional deferred credit of $51 million within “Other liabilities” on the statements of financial position. The provisional bargain purchase gain was attributable to the negotiation process with Argo.
The following summarizes the consideration transferred, fair value of assets acquired and liabilities assumed as of the acquisition date:

US$ MILLIONS
Cash consideration transferred	$1,059
Assets acquired:
Investments	$3,460
Cash and cash equivalents	713
Accrued investment income	17
Value of business acquired	176
Reinsurance funds withheld	20
Premiums due and other receivables	332
Ceded unearned premiums	388
Deferred tax asset	54
Reinsurance recoverables	2,982
Property and equipment	85
Intangible assets	186
Other assets	166
Total assets acquired	8,579
Liabilities assumed:
Policy and contract claims	5,526
Unearned premium reserve	986
Subsidiary borrowings	369
Other liabilities	451
Total liabilities assumed	7,332
Less: Non-controlling interest	137
Net assets acquired	1,110
Deferred gain on bargain purchase	$51